1001 West Fourth St. Winston-Salem NC 27101-2400 t 336 607 7300 f 336 607 7500

November 1, 2013	Jeffrey T. Skinner direct dial 336 607 7512 direct fax 336 734 2608 jskinner@kilpatricktownsend.com

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington D.C. 20549

RE:

Endurance Series Trust (the “Trust”) (Registration Nos.: 333-186059 and 811-22794) Post-Effective Amendment to Form N-1A

Ladies and Gentleman:

On behalf of the Trust, attached for filing under the Securities Act of 1933 and the Investment Company Act of 1940 is Post-Effective Amendment No. 3 (the “Amendment”) to the Trust’s registration statement on Form N-1A.

The Amendment, which is being filed pursuant to Rule 485(a) under the Securities Act of 1933, is for the purpose of establishing a new series of shares of the Trust, the Gator Opportunities Fund, and to address the oral comments received from Mr. Di Stefano of the Securities and Exchange Commission (the “Commission”) on October 18, 2013 in connection with the review of Post-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, which was filed electronically on September 5, 2013.  The Trust previously submitted its response to Mr. Di Stefano’s comments through EDGAR correspondence on October 22, 2013.

Notwithstanding the staff’s comments, the Trust acknowledges that:

1.

Should the Commission or its staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

2.

The action of the Commission or its staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Trust from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

3.

The Trust may not assert this action as a defense in any proceeding initiated by the   Commission or any person under the federal securities laws of the United States.

If you have any questions or comments, please contact the undersigned at 336-607-7512.  Thank you for your consideration.

Sincerely,

/s/  Jeffrey T. Skinner

Jeffrey T. Skinner

cc:

Vince Di Stefano

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

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